SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] ¥ in Thousands, $ in Thousands	Jan. 30, 2026 USD ($)	Feb. 27, 2026 JPY (¥)	Jan. 30, 2026 JPY (¥)
Subsequent Event [Line Items]
Aggregate principal amount	$ 1,280		¥ 200,000
Interest rate	1.25%
Total consideration		¥ 132,000